Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Cash flows from operating activities:
Net income	$ 20,310	$ 27,370	$ 12,321
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	22,519	17,325	21,021
Provisions charged to expense	1,850	1,355	1,937
Stock-based compensation, excluding cash-settled awards	27,423	31,028	25,536
(Benefit) provision from deferred income taxes	(2,195)	5,603	9,003
Non-cash losses (gains) on derivative financial instruments, net	95	(395)	(726)
Change in fair value of contingent consideration for business combinations	(3,665)	(5,392)	(4,201)
Other non-cash items, net	(2,964)	1,747	409
Changes in operating assets and liabilities, net of effects of business combinations:
Accounts receivable	1,496	(24,140)	(44,137)
Contract assets	8,442	17,658	21,621
Inventories	(1,142)	(392)	(3,616)
Prepaid expenses and other assets	5,119	7,032	1,556
Accounts payable and accrued expenses	8,668	1,307	(7,750)
Contract liabilities	(16,770)	9,321	29,998
Other liabilities	210	(20,847)	(10,202)
Other, net	1,915	(1,394)	965
Net cash provided by operating activities	71,311	67,186	53,735
Cash flows from investing activities:
Cash paid for business combinations, including adjustments, net of cash acquired	0	(18,693)	(3,811)
Purchases of property and equipment	(14,199)	(13,691)	(9,923)
Purchases of investments	(48,585)	(29,099)	(57,735)
Proceeds from sales and maturities of available-for-sale securities	51,174	53,527	28,243
Settlements of derivative financial instruments not designated as hedges	213	212	126
Cash paid for capitalized software development costs	(5,132)	(7,638)	(2,687)
Change in restricted bank time deposits, including long-term portion	31,084	(14,159)	(21,773)
Other investing activities	1,863	0	(779)
Net cash provided by (used in) investing activities	16,418	(29,541)	(68,339)
Cash flows from financing activities:
Net transfers (to) from parent	(189,047)	(72,057)	6,538
Proceeds from parent borrowings	0	0	7,025
Repayments of parent borrowings	(7,025)	(6,000)	(1,000)
Dividends paid to noncontrolling interest	(4,176)	(4,253)	(4,409)
Payments of contingent consideration for business combinations (financing portion)	(4,877)	(3,419)	(2,016)
Other financing activities	(492)	(244)	(81)
Net cash (used in) provided by financing activities	(205,617)	(85,973)	6,057
Foreign currency effects on cash, cash equivalents, restricted cash, and restricted cash equivalents	(864)	(985)	(544)
Net decrease in cash, cash equivalents, restricted cash, and restricted cash equivalents	(118,752)	(49,313)	(9,091)
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of period	233,409	282,722	291,813
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of period	114,657	233,409	282,722
Reconciliation of cash, cash equivalents, restricted cash, and restricted cash equivalents at end of period:
Cash and cash equivalents	78,570	201,090	240,192
Total cash, cash equivalents, restricted cash, and restricted cash equivalents	$ 233,409	$ 233,409	$ 282,722